Concentrations (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Concentrations [Line Items]
Deposit (in Dollars)	$ 52,319,608	$ 16,389,379
Bank deposit (in Dollars)	500,000
Cash held in banks (in Dollars)	$ 49,978,752	$ 14,253,318
Supplier Concentration Risk [Member] | Purchases [Member] | One Suppliers [Member]
Concentrations [Line Items]
Concentration risk, percentage	15.50%	15.00%	20.20%
Supplier Concentration Risk [Member] | Purchases [Member] | Two Suppliers [Member]
Concentrations [Line Items]
Concentration risk, percentage	10.20%	13.70%
Supplier Concentration Risk [Member] | Trade and Notes Payables [Member] | One Suppliers [Member]
Concentrations [Line Items]
Concentration risk, percentage	23.10%	18.30%
Supplier Concentration Risk [Member] | Trade and Notes Payables [Member] | Two Suppliers [Member]
Concentrations [Line Items]
Concentration risk, percentage	14.90%	10.60%
Supplier Concentration Risk [Member] | Trade and Notes Payables [Member] | Three Suppliers [Member]
Concentrations [Line Items]
Concentration risk, percentage		10.40%